Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Changes in Property and Equipment	Changes in property and equipment for the years ended December 31, 2024 and 2025 are as follows:

(in millions of Korean won)	2024
	Land	Buildings and structures	Machinery and equipment	Others	Construction- in-progress	Total
Acquisition cost	₩ 1,324,508	4,903,073	43,611,280	1,182,144	1,035,198	52,056,203
Less: Accumulated depreciation (including accumulated impairment loss and others)	(132)	(2,384,943)	(33,804,601)	(993,798)	(650)	(37,184,124)
Beginning, net	1,324,376	2,518,130	9,806,679	188,346	1,034,548	14,872,079
Acquisition and capital expenditure	213	1,031	52,336	67,480	2,787,450	2,908,510
Disposal and termination	(1,928)	(3,095)	(68,834)	(2,758)	(5,470)	(82,085)
Depreciation	—	(153,399)	(2,589,318)	(72,676)	—	(2,815,393)
Impairment (recovery of impairment)	—	—	(6,374)	(809)	—	(7,183)
Transfer in (out)	4,430	42,289	2,306,814	13,324	(2,473,118)	(106,261)
Transfer from (to) investment properties	24,429	21,442	—	—	1,159	47,030
Acquisitions and dispositions of subsidiaries	—	(617)	(328)	(415)	—	(1,360)
Others	139	8,399	7,053	313	(5,427)	10,477
Ending, net	₩ 1,351,659	2,434,180	9,508,028	192,805	1,339,142	14,825,814
Acquisition cost	₩ 1,351,791	4,981,282	44,584,135	1,222,671	1,339,225	53,479,104
Less: Accumulated depreciation (including accumulated impairment loss and others)	(132)	(2,547,102)	(35,076,107)	(1,029,866)	(83)	(38,653,290)

(in millions of Korean won)	2025
	Land	Buildings and structures	Machinery and equipment	Others	Construction- in-progress	Total
Acquisition cost	₩ 1,351,791	4,981,282	44,584,135	1,222,671	1,339,225	53,479,104
Less: Accumulated depreciation (including accumulated impairment loss and others)	(132)	(2,547,102)	(35,076,107)	(1,029,866)	(83)	(38,653,290)
Beginning, net	1,351,659	2,434,180	9,508,028	192,805	1,339,142	14,825,814
Acquisition and capital expenditure	71	1,930	57,702	44,223	2,498,051	2,601,977
Disposal and termination	(760)	(2,943)	(81,383)	(2,051)	(4,372)	(91,509)
Depreciation	—	(146,725)	(2,615,755)	(67,707)	—	(2,830,187)
Impairment (recovery of impairment)	—	—	(15,153)	(164)	—	(15,317)
Transfer in (out)	21,524	252,089	2,295,302	26,627	(2,843,169)	(247,627)
Transfer from (to) investment properties	12,348	61,341	—	—	—	73,689
Acquisitions and dispositions of subsidiaries	(1,231)	(1,106)	—	(1,304)	—	(3,641)
Others	1,140	36,190	(33,685)	(43,153)	(15,219)	(54,727)
Ending, net	₩ 1,384,751	2,634,956	9,115,056	149,276	974,433	14,258,472
Acquisition cost	₩ 1,384,883	5,273,629	45,577,885	1,103,784	975,036	54,315,217
Less: Accumulated depreciation (including accumulated impairment loss and others)	(132)	(2,638,673)	(36,462,829)	(954,508)	(603)	(40,056,745)